Supplementary Information to the Statements of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Information to the Statements of Profit and Loss [Line Items]
Percentage of total revenues	10.00%
Business combination.			$ 24,282
Amortization of intangible assets		$ 5,376
Cost of sales [Member]
Supplementary Information to the Statements of Profit and Loss [Line Items]
Amortization of intangible assets	$ 5,376		574
Selling, general and administrative expense [Member]
Supplementary Information to the Statements of Profit and Loss [Line Items]
Amortization of intangible assets	$ 1,807	$ 1,807	$ 265